Results from financial transactions	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Results From Financial Transactions [Line Items]
Results from financial transactions
4 Results from financial transactions
Results from financial transactions comprise of net fair value changes on derivatives that are designated as economic hedges for which no hedge accounting is applied.